Income Taxes - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Recognized in deferred income tax (recovery) / expense	$ (990)	$ 56
Deferred Income Tax Liability (Asset)	8,364	9,081	$ 8,758
Property, plant and equipment
Income Taxes
Recognized in deferred income tax (recovery) / expense	(729)	(260)
Deferred Income Tax Liability (Asset)	11,093	11,477
Decommissioning and restoration provision
Income Taxes
Recognized in deferred income tax (recovery) / expense	(10)	141
Deferred Income Tax Liability (Asset)	(2,292)	(1,936)
Employee retirement benefit plans
Income Taxes
Recognized in deferred income tax (recovery) / expense	(92)	(142)
Deferred Income Tax Liability (Asset)	(297)	(470)
Tax loss carry-forwards
Income Taxes
Recognized in deferred income tax (recovery) / expense	(14)	161
Deferred Income Tax Liability (Asset)	(29)	(15)
Other
Income Taxes
Recognized in deferred income tax (recovery) / expense	(145)	156
Deferred Income Tax Liability (Asset)	$ (111)	$ 25